Equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of the year	$ 1,525
Additions		$ 109
Depreciation	(252)	(262)
Currency translation adjustment	(1)	3
Balance, end of the year	1,272	1,525
Camp and field equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of the year	1,019	1,065
Additions		109
Depreciation	(164)	(158)
Currency translation adjustment	(1)	3
Balance, end of the year	854	1,019
Machinery and heavy equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of the year	506	610
Additions		0
Depreciation	(88)	(104)
Currency translation adjustment	0	0
Balance, end of the year	418	506
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of the year	2,300	2,187
Additions		109
Currency translation adjustment	(2)	4
Balance, end of the year	2,298	2,300
Gross carrying amount | Camp and field equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of the year	1,471	1,358
Additions		109
Currency translation adjustment	(2)	4
Balance, end of the year	1,469	1,471
Gross carrying amount | Machinery and heavy equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of the year	829	829
Additions		0
Currency translation adjustment	0	0
Balance, end of the year	829	829
Accumulated depreciation and amortisation
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of the year	(775)	(512)
Depreciation	(252)	(262)
Currency translation adjustment	1	(1)
Balance, end of the year	(1,026)	(775)
Accumulated depreciation and amortisation | Camp and field equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of the year	(452)	(293)
Depreciation	(164)	(158)
Currency translation adjustment	1	(1)
Balance, end of the year	(615)	(452)
Accumulated depreciation and amortisation | Machinery and heavy equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of the year	(323)	(219)
Depreciation	(88)	(104)
Currency translation adjustment	0	0
Balance, end of the year	$ (411)	$ (323)